Commonwealth Australia/New Zealand Fund
Schedule of Investments
January 31, 2026 - (Unaudited)
COMMON STOCKS ( 99.30% ) Sh ar e s F air V alu e
Australia ( 37.02% )
Base Metals ( 0.53% )
Lotus Resources Ltd.
(a)
34,783 $ 73,892
Biotech ( 2.28% )
CSL Ltd. 2,500 315,909
Containers & Packaging ( 5.21% )
Brambles Ltd. 46,216 721,070
Data Center REITs ( 0.65% )
DigiCompany Infrastructure REIT 50,000 89,503
Diversified Banks ( 1.68% )
Macquarie Group Ltd. 1,574 232,619
Environmental & Facilities Services ( 1.56% )
Cleanaway Waste Management Ltd. 125,946 216,679
Gas Utilities ( 2.05% )
APA Group 46,187 285,029
Health Care Facilities ( 0.70% )
Ramsay Health Care Ltd. 3,816 96,643
Health Care Services ( 2.12% )
Sonic Healthcare Ltd. 18,382 293,840
Industrial REITs ( 0.46% )
Goodman Group 3,000 64,213
Information Technology ( 0.47% )
NEXTDC Ltd.
(a)
7,000 64,944
Infrastructure Software ( 0.47% )
xReality Group Ltd.
(a)
2,000,000 65,473
Internet Media & Services ( 1.32% )
Webjet Ltd.
(a)
57,000 183,423
Logistics Services ( 3.68% )
Qube Holdings Ltd. 153,645 510,473
Medical Devices ( 2.36% )
Cochlear Ltd. 1,750 328,011
Mineral & Precious Stone Mining ( 3.17% )
Lynas Rare Earth Ltd. - ADR
(a)
43,300 439,928
P&C Insurance ( 2.08% )
QBE Insurance Group Ltd. 17,160 235,940
Suncorp Group Ltd. 4,399 52,088
288,028
Retail REITs ( 1.18% )
Scentre Group Ltd. 57,779 164,197

Commonwealth Australia/New Zealand Fund
Schedule of Investments (continued)
January 31, 2026 - (Unaudited)
COMMON STOCKS (99.30%) - (continued) Sh ar e s F air V alu e
Transport Operations & Services ( 1.15% )
Transurban Group 16,482 $ 160,148
Wireless Telecommunications ( 3.90% )
Telstra Corp. Ltd. 158,985 540,396
Total Australia 5,134,418
New Zealand ( 61.34% )
Alcoholic Beverages ( 0.42% )
Delegat Group Ltd. 21,456 57,905
Courier Services ( 6.57% )
Freightways Ltd. 103,540 910,653
Flow Control Equipment ( 3.37% )
Skellerup Holdings Ltd. 150,000 467,169
Food & Drug Stores ( 1.22% )
Green Cross Health Ltd. 211,796 169,692
Health Care Facilities ( 4.20% )
Oceania Healthcare Ltd.
(a)
457,544 234,285
Ryman Healthcare Ltd.
(a)
207,600 347,667
581,952
Health Care Supply Chain ( 0.75% )
AFT Pharmaceuticals Ltd.
(a)
46,000 104,470
Home Products Stores ( 3.98% )
Briscoe Group Ltd. 183,520 551,666
Life Science & Diagnostics ( 0.67% )
Pacific Edge Ltd.
(a)
800,000 93,012
Logistics Services ( 5.83% )
Mainfreight Ltd. 20,000 809,036
Measurement Instruments ( 3.65% )
ikeGPS Group Ltd.
(a)
831,366 505,831
Medical Devices ( 0.46% )
Aroa Biosurgery Ltd.
(a)
145,000 63,123
P&C Insurance ( 2.68% )
Tower Ltd. 320,000 372,048
Packaged Food ( 1.90% )
Sanford Ltd. 60,000 263,855
Power Generation ( 8.77% )
Contact Energy Ltd. 30,000 168,976
Infratil Ltd. 156,975 1,047,761
1,216,737
Transport Operations & Services ( 16.87% )
Port of Tauranga Ltd. 55,000 265,392

Commonwealth Australia/New Zealand Fund
Schedule of Investments (continued)
January 31, 2026 - (Unaudited)
COMMON STOCKS (99.30%) - (continued) Sh ar e s F air V alu e
Transport Operations & Services (16.87%) - continued
South Port New Zealand Ltd. 376,010 $ 2,074,849
2,340,241
Total New Zealand 8,507,390
United States ( 0.94% )
Fabricated Metal & Hardware ( 0.94% )
Reliance Worldwide Corp. Ltd. 50,000 130,947
Total Common Stocks (Cost $7,174,378) 13,772,755
MONEY MARKET FUNDS ( 0.05% )
Federated Hermes Government Obligations Fund, Institutional
Class, 3.54%
(b)
7,356 7,356
Total Money Market Funds (Cost $7,356) 7,356
Total Investments — (99.35%)
    (Cost $7,181,734) 13,780,111
Other Assets in Excess of Liabilities (0.65%) 90,076
NET ASSETS — 100.00% $ 13,870,187
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of January 31, 2026.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

Africa Fund
Schedule of Investments
January 31, 2026 - (Unaudited)
COMMON STOCKS ( 92.52% ) Sh ar e s F air V alu e
Egypt ( 1.80% )
Banks ( 1.32% )
Commercial International Bank Egypt SAE - GDR 38,028 $ 100,774
Other Commercial Support Services ( 0.48% )
Integrated Diagnostics Holdings PLC 59,000 36,580
Total Egypt 137,354
South Africa ( 84.91% )
Agricultural Chemicals ( 1.91% )
Omnia Holdings Ltd. 28,000 146,518
Agricultural Producers ( 3.92% )
Astral Foods Ltd. 12,200 206,783
Oceana Group Ltd. 28,000 93,600
300,383
Automotive Retailers ( 4.02% )
Bidvest Group Ltd. 9,000 130,683
Motus Holdings Ltd. 22,500 177,546
308,229
Banks ( 17.79% )
Capitec Bank Holdings Ltd. 3,000 808,080
FirstRand Ltd. 23,200 132,905
Nedbank Group Ltd. 6,000 98,555
Standard Bank Group Ltd. - ADR 17,300 322,905
1,362,445
Basic & Diversified Chemicals ( 0.37% )
Sasol Ltd. - ADR
(a)
4,000 28,480
Building Construction ( 1.70% )
Wilson Bayly Holmes- Ovcon Ltd. 12,100 130,334
Coal Mining ( 1.49% )
Exxaro Resources Ltd. 10,000 114,146
Consumer Elec & Applc Whslrs ( 3.39% )
DataTec Ltd. 54,575 259,397
Containers & Packaging ( 1.89% )
Nampak Ltd.
(a)
4,500 144,857
Food & Beverage Wholesalers ( 1.53% )
Bid Corp. Ltd. 4,667 116,806
Food & Drug Stores ( 1.96% )
Shoprite Holdings Ltd. - ADR 9,000 150,300
Institutional Brokerage ( 0.80% )
Coronation Fund Managers Ltd. 19,500 61,105
Internet Media & Services ( 4.17% )
Naspers Ltd., N Shares 5,200 319,168

Africa Fund
Schedule of Investments (continued)
January 31, 2026 - (Unaudited)
COMMON STOCKS (92.52%) - (continued) Sh ar e s F air V alu e
Iron ( 1.89% )
Kumba Iron Ore Ltd. 6,500 $ 144,857
Life & Health Insurance ( 2.19% )
Momentum Metropolitan Holdings 72,000 167,900
Life Insurance ( 3.33% )
Clientele Ltd. 90,000 79,671
Discovery Ltd. 12,000 174,727
254,398
Marine Shipping ( 2.23% )
Grindrod Ltd. 160,000 170,559
Other Financial Services ( 1.26% )
Old Mutual Ltd. 100,000 96,571
Paper & Pulp Mills ( 0.59% )
Sappi Ltd. 41,000 45,533
Precious Metals ( 12.56% )
Anglo American Platinum Ltd. 1,100 103,504
Gold Fields Ltd. - ADR 8,200 410,984
Harmony Gold Mining Co. Ltd. 3,500 78,806
Impala Platinum Holdings Ltd. 12,500 244,522
Sibanye Stillwater Ltd.
(a)
27,000 123,318
961,134
Real Estate Services ( 3.07% )
Vukile Property Fund Ltd. 153,000 234,891
Self-Storage Owners & Developers ( 1.86% )
Stor -Age Property REIT Ltd. 130,000 142,281
Specialty & Generic Pharmaceuticals ( 1.22% )
Aspen Pharmacare Holdings Ltd. 14,000 93,184
Specialty Apparel Stores ( 1.72% )
Mr. Price Group Ltd. 11,900 131,495
Wealth Management ( 3.06% )
Alexander Forbes Group Holdings Ltd. 170,000 89,978
PSG Konsult Ltd. 85,000 144,386
234,364
Wireless Telecommunications ( 4.99% )
MTN Group Ltd. - ADR 24,500 282,730
Vodacom Group Ltd. 10,700 99,728
382,458
Total South Africa 6,501,793
United Kingdom ( 5.81% )
Precious Metals ( 5.81% )
AngloGold Ashanti PLC 3,000 278,610
Endeavour Mining PLC 3,000 166,530
Total United Kingdom 445,140
Total Common Stocks (Cost $4,357,742) 7,084,287

Africa Fund
Schedule of Investments (continued)
January 31, 2026 - (Unaudited)
SOVEREIGN BONDS ( 1.23% )
P ri nc i p al
Amo u nt F air V alu e
South Africa (1.23%)
Republic of South Africa Government Bond, 6.25%, 3/8/2041 $ 100,000 $ 94,006
Total Sovereign Bonds (Cost $91,237) 94,006
MONEY MARKET FUNDS ( 5.07% ) Sh ar e s
Federated Hermes Government Obligations Fund, Institutional
Class, 3.54%
(b)
388,263 388,263
Total Money Market Funds (Cost $388,263) 388,263
Total Investments — (98.82%)
    (Cost $4,837,242) 7,566,556
Other Assets in Excess of Liabilities (1.18%) 90,185
NET ASSETS — 100.00% $ 7,656,741
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of January 31, 2026.
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
REIT - Real Estate Investment Trust

Commonwealth Japan Fund
Schedule of Investments
January 31, 2026 - (Unaudited)
COMMON STOCKS ( 98.39% ) Sh ar e s F air V alu e
Japan ( 98.39% )
Alcoholic Beverages ( 1.51% )
Kirin Holdings Co. Ltd. 7,000 $ 108,193
Auto Parts ( 0.93% )
DENSO Corp. 4,800 66,467
Basic & Diversified Chemicals ( 2.20% )
Mitsubishi Gas Chemical Co., Inc. 8,000 158,335
Building Construction ( 6.79% )
Kajima Corp. 11,950 486,463
Building Maintenance Services ( 1.81% )
Taihei Dengyo Kaisha Ltd. 9,000 130,034
Commercial & Residential Building Equipment & Systems
( 1.67% )
Daikin Industries Ltd. 1,000 120,089
Commercial Finance ( 5.70% )
Kyushu Leasing Service Co. Ltd. 13,000 120,793
ORIX Corp. 9,500 288,143
408,936
Courier Services ( 1.27% )
Yamato Holdings Co. Ltd. 7,000 91,390
Diversified Industrials ( 5.07% )
Hitachi Ltd. 10,500 363,728
Electrical Power Equipment ( 4.14% )
Meidensha Corp. 7,600 296,614
Electronics Components ( 3.97% )
Murata Manufacturing Co. Ltd. 6,500 131,714
Nidec Corp. 6,300 89,802
Taiyo Yuden Co. Ltd. 3,000 62,826
284,342
Exploration & Production ( 1.89% )
INPEX Corp. 6,100 135,709
Factory Automation Equipment ( 1.69% )
FANUC Corp. 3,000 121,524
Food & Beverage Wholesalers ( 1.31% )
Yamae Group Holdings Co. Ltd. 5,200 93,846
Food & Drug Stores ( 2.41% )
Sugi Holdings Company Ltd. 7,500 172,477
Health Care Supplies ( 5.13% )
Hoya Corp. 2,200 367,756
Home Products Stores ( 1.44% )
Nitori Holdings Co. Ltd. 6,000 102,934

Commonwealth Japan Fund
Schedule of Investments (continued)
January 31, 2026 - (Unaudited)
COMMON STOCKS (98.39%) - (continued) Sh ar e s F air V alu e
Infrastructure Construction ( 2.01% )
Takada Corp. 12,000 $ 144,301
Integrated Electric Utilities ( 1.67% )
Kansai Electric Power Co., Inc. (The) 7,500 119,605
IT Services ( 3.35% )
INES Corp. 10,000 121,155
Otsuka Corp. 6,000 118,713
239,868
Life Insurance ( 8.42% )
Dai-ichi Life Holdings, Inc. 32,000 279,659
Sony Financial Group, Inc. - ADR 15,800 78,526
T&D Holdings, Inc. 10,000 245,735
603,920
Logistics Services ( 1.42% )
Nippon Express Holdings Co. Ltd. 4,500 101,974
Mass Merchants ( 1.18% )
Aeon Kyushu Co. Ltd. 4,500 84,673
Medical Devices ( 6.44% )
Asahi Intecc Co. Ltd. 16,000 265,702
Terumo Corp. 15,000 195,545
461,247
Multi Asset Class Owners & Developers ( 4.53% )
Mitsui Fudosan Co. Ltd. 9,000 102,788
Sumitomo Realty & Development Co. Ltd. 8,000 222,021
324,809
P&C Insurance ( 4.09% )
Sompo Holdings, Inc. 6,900 237,015
Tokio Marine Holdings, Inc. - ADR 1,500 55,935
292,950
Personal Care Products ( 2.64% )
Kao Corp. 2,000 79,943
Unicharm Corp. 18,000 109,261
189,204
Semiconductor Manufacturing ( 1.86% )
Tokyo Electron Ltd. 500 133,465
Specialty Apparel Stores ( 3.17% )
Fast Retailing Co. Ltd. 600 227,965
Specialty Chemicals ( 1.39% )
Shin-Etsu Chemical Co. Ltd. 3,000 99,425
Transit Services ( 5.88% )
Daiichi Koutsu Sangyo Co. Ltd. 12,200 58,335
East Japan Railway Co. 4,500 113,198
Hankyu Hanshin Holdings, Inc. 4,400 122,709
Keikyu Corp. 6,500 63,841

Commonwealth Japan Fund
Schedule of Investments (continued)
January 31, 2026 - (Unaudited)
COMMON STOCKS (98.39%) - (continued) Sh ar e s F air V alu e
Transit Services (5.88%) - continued
Tobu Railway Co. Ltd. 3,600 $ 63,435
421,518
Wireless Telecommunications ( 1.41% )
KDDI Corp. 6,000 101,053
Total Japan 7,054,814
Total Common Stocks (Cost $3,768,311) 7,054,814
CORPORATE BONDS ( 1.23% )
P ri nc i p al
Amo u nt
United States (1.23%)
American Honda Finance Corp, 1.80%, 1/13/2031 $ 100,000 88,381
Total Corporate Bonds (Cost $87,206) 88,381
MONEY MARKET FUNDS ( 0.23% ) Sh ar e s
Federated Hermes Government Obligations Fund, Institutional
Class, 3.54%
(a)
16,654 16,654
Total Money Market Funds (Cost $16,654) 16,654
Total Investments — (99.85%)
    (Cost $3,872,171) 7,159,849
Other Assets in Excess of Liabilities (0.15%) 11,033
NET ASSETS — 100.00% $ 7,170,882
(a) Rate disclosed is the seven day effective yield as of January 31, 2026.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

Commonwealth Global Fund
Schedule of Investments
January 31, 2026 - (Unaudited)
COMMON STOCKS ( 99.59% ) Sh ar e s F air V alu e
Denmark ( 1.39% )
Large Pharmaceuticals ( 1.39% )
Novo Nordisk A/S - ADR 4,000 $ 237,720
Total Denmark 237,720
France ( 3.89% )
Basic & Diversified Chemicals ( 1.10% )
Arkema S.A. - ADR 3,130 188,849
Integrated Oils ( 1.69% )
TotalEnergies S.E. - ADR 4,000 289,600
Water Utilities ( 1.10% )
Veolia Environnement S.A. - ADR 10,000 187,600
Total France 666,049
Germany ( 6.97% )
Diversified Industrials ( 6.20% )
Siemens AG - ADR 7,000 1,059,240
P&C Insurance ( 0.77% )
Allianz SE - ADR 3,000 132,180
Total Germany 1,191,420
India ( 3.03% )
Banks ( 3.03% )
HDFC Bank Ltd. - ADR 16,000 518,080
Ireland ( 0.87% )
Building Materials ( 0.87% )
James Hardie Industries PLC
(a)
6,500 149,435
Israel ( 1.68% )
Application Software ( 1.68% )
NICE Ltd. - ADR 2,700 287,307
Japan ( 4.49% )
Auto Parts ( 0.79% )
Bridgestone Corp. - ADR 12,000 135,000
Consumer Electronics ( 2.58% )
Sony Group Corp. - ADR 20,000 442,000
Electronics Components ( 1.00% )
Nidec Corp. 50,000 170,250
Life Insurance ( 0.12% )
Sony Financial Group, Inc. - ADR 4,000 19,880
Total Japan 767,130

Commonwealth Global Fund
Schedule of Investments (continued)
January 31, 2026 - (Unaudited)
COMMON STOCKS (99.59%) - (continued) Sh ar e s F air V alu e
Mexico ( 1.21% )
Wireless Telecommunications ( 1.21% )
America Movil S.A.B. de C.V., Class L - ADR 10,000 $ 207,000
Netherlands ( 0.15% )
Packaged Food ( 0.15% )
Magnum Ice Cream Co. N.V. (The)
(a)
1,400 24,850
Norway ( 3.36% )
P&C Insurance ( 3.36% )
Gjensidige Forsikring ASA - ADR 20,000 573,800
Panama ( 2.39% )
Airlines ( 2.39% )
Copa Holdings, S.A., Class A 3,000 409,200
South Africa ( 2.34% )
Food & Drug Stores ( 2.34% )
Shoprite Holdings Ltd. - ADR 24,000 400,800
Switzerland ( 5.51% )
Large Pharmaceuticals ( 3.98% )
Roche Holding AG - ADR 12,000 681,000
Packaged Food ( 1.53% )
Nestlé S.A. - ADR 2,750 261,415
Total Switzerland 942,415
Taiwan Province of China ( 3.87% )
Semiconductor Manufacturing ( 3.87% )
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR 2,000 661,120
United Kingdom ( 9.62% )
Alcoholic Beverages ( 1.52% )
Diageo PLC - ADR 2,800 259,840
Large Pharmaceuticals ( 4.07% )
AstraZeneca PLC - ADR 7,500 695,775
Personal Care Products ( 2.49% )
Unilever PLC - ADR 6,222 425,336
Publishing ( 1.54% )
Pearson PLC - ADR 20,000 263,200
Total United Kingdom 1,644,151
United States ( 48.82% )
Auto Parts ( 3.16% )
Miller Industries, Inc. 13,200 540,804
Automotive Retailers ( 3.46% )
Group 1 Automotive, Inc. 1,670 591,614

Commonwealth Global Fund
Schedule of Investments (continued)
January 31, 2026 - (Unaudited)
COMMON STOCKS (99.59%) - (continued) Sh ar e s F air V alu e
Communications Equipment ( 6.83% )
Apple, Inc. 4,500 $ 1,167,659
Computer Hardware & Storage ( 3.94% )
NetApp, Inc. 7,000 674,450
Construction & Mining Machinery ( 3.08% )
Caterpillar, Inc. 800 525,888
Diversified Banks ( 3.76% )
JPMorgan Chase & Co. 2,100 642,369
Household Products ( 2.75% )
Procter & Gamble Co. (The) 3,100 470,487
Infrastructure Software ( 5.06% )
CrowdStrike Holdings, Inc., Class A
(a)
500 220,703
Microsoft Corp. 1,500 645,434
866,137
Integrated Electric Utilities ( 1.29% )
American Electric Power Co., Inc. 500 59,888
Southern Co. (The) 1,800 160,758
220,646
Integrated Oil & Gas ( 3.62% )
Chevron Corp. 3,500 619,150
Interactive Media & Services ( 0.99% )
Alphabet, Inc., Class C 500 169,265
Life Science & Diagnostics ( 3.38% )
Thermo Fisher Scientific, Inc. 1,000 578,610
Oilfield Services & Equipment ( 1.42% )
Natural Gas Services Group, Inc.
(a)
7,000 242,480
Online Marketplace ( 2.10% )
Amazon.com, Inc.
(a)
1,500 358,950
Rail Freight ( 2.72% )
Norfolk Southern Corp. 1,600 465,984
Waste Management ( 1.26% )
Republic Services, Inc. 1,000 215,090
Total United States 8,349,583
Total Common Stocks (Cost $6,904,960) 17,030,060

Commonwealth Global Fund
Schedule of Investments (continued)
January 31, 2026 - (Unaudited)
MONEY MARKET FUNDS ( 0.14% ) Sh ar e s F air V alu e
Federated Hermes Government Obligations Fund, Institutional
Class, 3.54%
(b)
24,628 $ 24,628
Total Money Market Funds (Cost $24,628) 24,628
Total Investments — (99.73%)
    (Cost $6,929,588) 17,054,688
Other Assets in Excess of Liabilities (0.27%) 46,356
NET ASSETS — 100.00% $ 17,101,044
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of January 31, 2026.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

Commonwealth Real Estate Securities Fund
Schedule of Investments
January 31, 2026 - (Unaudited)
COMMON STOCKS ( 95.88% ) Sh ar e s F air V alu e
Agricultural Producers ( 0.70% )
BrasilAgro - Company Brasileira de
Propriedades Agricolas - ADR 27,432 $ 110,277
Banks ( 2.94% )
Harleysville Financial Corp. 8,675 222,167
Third Coast Bancshares, Inc.
(a)
6,000 243,360
465,527
Base Metals ( 1.36% )
Teck Resources Ltd., Class B 4,000 215,040
Building Construction ( 3.07% )
Kajima Corp. - ADR 11,900 487,698
Building Materials ( 8.96% )
James Hardie Industries PLC
(a)
25,000 574,750
Tecnoglass , Inc. 17,334 847,806
1,422,556
Cement & Aggregates ( 4.29% )
Cemex S.A.B. de C.V. - ADR 30,000 374,400
CRH PLC 2,500 306,025
680,425
Commercial & Residential Building Equipment & Systems
( 5.31% )
Lennox International, Inc. 1,700 841,636
Data Center REITs ( 4.56% )
Digital Realty Trust, Inc. 3,368 558,920
Equinix, Inc. 200 164,186
723,106
Home Products Stores ( 4.38% )
Lowe's Cos., Inc. 2,600 694,356
Homebuilding ( 8.37% )
D.R. Horton, Inc. 4,000 595,359
Lennar Corp., Class A 3,200 349,920
NVR, Inc.
(a)
50 381,787
1,327,066
Hotel REITs ( 1.65% )
Host Hotels & Resorts, Inc. 8,000 148,240
Ryman Hospitality Properties, Inc. 1,200 113,640
261,880
Hotels Resorts & Cruise Lines ( 5.28% )
InterContinental Hotels Group PLC - ADR 6,103 837,576
Industrial Machinery ( 2.37% )
Techtronic Industries Co. Ltd. - ADR 5,500 375,265
Industrial REITs ( 5.93% )
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. 13,200 454,212
Prologis, Inc. 2,000 261,120

Commonwealth Real Estate Securities Fund
Schedule of Investments (continued)
January 31, 2026 - (Unaudited)
COMMON STOCKS (95.88%) - continued Sh ar e s F air V alu e
Industrial REITs (5.93%) - continued
STAG Industrial, Inc. 6,000 $ 225,060
940,392
Infrastructure REITs ( 6.24% )
American Tower Corp., Class A 2,500 448,200
Crown Castle International Corp. 2,000 173,620
SBA Communications Corp., Class A 2,000 368,220
990,040
Mortgage Finance ( 0.90% )
Starwood Property Trust, Inc. 8,000 143,440
Multi Asset Class REITs ( 1.96% )
WP Carey, Inc. 4,470 311,783
Residential Owners & Developers ( 1.78% )
Cyrela Brazil Realty S.A. - ADR 44,000 281,600
Residential REITs ( 3.67% )
AvalonBay Communities, Inc. 2,000 355,340
Millrose Properties, Inc. 7,600 226,480
581,820
Retail REITs ( 3.59% )
Kite Realty Group Trust 9,000 211,410
National Retail Properties, Inc. 4,000 166,680
Simon Property Group, Inc. 1,000 191,310
569,400
Self-Storage REITs ( 5.15% )
Extra Space Storage, Inc. 2,500 344,925
Global Self Storage, Inc. 39,000 196,170
Public Storage 1,000 276,190
817,285
Specialized REITs ( 6.55% )
Charter Hall Education Trust 99,140 200,945
Gladstone Land Corp. 15,700 175,055
Iron Mountain, Inc. 7,200 663,336
1,039,336
Timber REITs ( 2.96% )
PotlatchDeltic Corp. 6,000 250,380
Weyerhaeuser Co. 8,500 219,130
469,510
Transport Operations & Services ( 3.91% )
Grupo Aeroportuario del Sureste S.A.B. de C.V.
- ADR 1,800 621,233
Total Common Stocks (Cost $7,330,846) 15,208,247
U.S. GOVERNMENT & AGENCIES ( 3.53% )
P ri nc i p al
Amo u nt
Federal National Mortgage Association, 0.88% , 8/5/2030 $ 200,000 176,538

Commonwealth Real Estate Securities Fund
Schedule of Investments (continued)
January 31, 2026 - (Unaudited)
U.S. GOVERNMENT & AGENCIES (3.53% ) - continued
P ri nc i p al
Amo u nt F air V alu e
United States Treasury Note, 3.38% , 5/15/2033 $ 400,000 $ 383,141
Total U.S. Government & Agencies (Cost $556,017) 559,679
MONEY MARKET FUNDS ( 2.57% ) Sh ar e s
Federated Hermes Government Obligations Fund, Institutional
Class, 3.54%
(b)
407,162 407,162
Total Money Market Funds (Cost $407,162) 407,162
Total Investments — (101.98%)
    (Cost $8,294,025) 16,175,088
Liabilities in Excess of Other Assets (-1.98%) (313,987)
NET ASSETS — 100.00% $ 15,861,101
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of January 31, 2026.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust